UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 4/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2009 (Unaudited)

DWS Target 2012 Fund

	Shares	Value ($)

Common Stocks 15.2%
Consumer Discretionary 1.5%
Auto Components 0.1%
TRW Automotive Holdings Corp.*	2,100	18,102
WABCO Holdings, Inc.	1,549	24,768

		42,870
Hotels Restaurants & Leisure 0.3%
McDonald's Corp.	1,968	104,875
Yum! Brands, Inc.	1,000	33,350

		138,225
Household Durables 0.1%
D.R. Horton, Inc.	1,300	16,965

Garmin Ltd.	1,300	32,747

		49,712
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	500	40,260
Liberty Media Corp. - Interactive "A"*	4,300	22,790

		63,050
Media 0.6%
CBS Corp. "B"	2,400	16,896
Comcast Corp. "A"	6,400	98,944
Time Warner Cable, Inc.	2,377	76,611
Time Warner, Inc.	2,300	50,209

		242,660
Multiline Retail 0.0%
Macy's, Inc.	300	4,104
Specialty Retail 0.2%
Barnes & Noble, Inc.	100	2,612
Ross Stores, Inc.	1,600	60,704
TJX Companies, Inc.	200	5,594

		68,910
Textiles, Apparel & Luxury Goods 0.1%
Jones Apparel Group, Inc.	2,800	25,872
Consumer Staples 1.8%
Food & Staples Retailing 0.6%
Safeway, Inc.	1,500	29,625
Sysco Corp.	2,518	58,745
Wal-Mart Stores, Inc.	3,768	189,907

		278,277
Food Products 0.4%
Archer-Daniels-Midland Co.	4,500	110,790
Bunge Ltd.	1,400	67,214

		178,004
Household Products 0.3%
Colgate-Palmolive Co.	1,300	76,700
Kimberly-Clark Corp.	800	39,312
Procter & Gamble Co.	470	23,237

		139,249
Personal Products 0.1%
Herbalife Ltd.	900	17,838
Tobacco 0.4%
Altria Group, Inc.	2,132	34,815
Lorillard, Inc.	1,700	107,321
Philip Morris International, Inc.	900	32,580

		174,716
Energy 1.8%
Energy Equipment & Services 0.4%
Cameron International Corp.*	900	23,022
Diamond Offshore Drilling, Inc.	1,100	79,651
Key Energy Services, Inc.*	1,900	8,341
Rowan Companies, Inc.	1,700	26,537
Tidewater, Inc.	400	17,300

		154,851
Oil, Gas & Consumable Fuels 1.4%
Alpha Natural Resources, Inc.*	700	14,336

Chevron Corp.	1,812	119,773
ConocoPhillips	2,000	82,000
ExxonMobil Corp.	4,169	277,948
Murphy Oil Corp.	2,300	109,733
Occidental Petroleum Corp.	252	14,185
W&T Offshore, Inc.	500	4,640

		622,615
Financials 1.6%
Capital Markets 0.2%
Bank of New York Mellon Corp.	400	10,192
BlackRock, Inc.	100	14,652
The Goldman Sachs Group, Inc.	500	64,250

		89,094
Commercial Banks 0.4%
Comerica, Inc.	2,200	46,156
KeyCorp	3,500	21,525
Marshall & Ilsley Corp.	4,000	23,120
Popular, Inc.	19,800	56,628

		147,429
Consumer Finance 0.0%
AmeriCredit Corp.*	1,400	14,238
Diversified Financial Services 0.6%
Bank of America Corp.	9,100	81,263
Citigroup, Inc.	7,200	21,960
JPMorgan Chase & Co.	4,600	151,800

		255,023
Insurance 0.2%
Allied World Assurance Co. Holdings Ltd.	1,700	63,138
CNA Financial Corp.	800	9,576
Hartford Financial Services Group, Inc.	400	4,588
Old Republic International Corp.	2,000	18,740

		96,042
Real Estate Investment Trusts 0.2%
AMB Property Corp. (REIT)	100	1,909
AvalonBay Communities, Inc. (REIT)	136	7,726
Equity Residential (REIT)	500	11,445
HCP, Inc. (REIT)	400	8,780
Host Hotels & Resorts, Inc. (REIT)	1,200	9,228
Public Storage (REIT)	300	20,058
Simon Property Group, Inc. (REIT)	409	21,104
The Macerich Co. (REIT)	100	1,753
Vornado Realty Trust (REIT)	101	4,938

		86,941
Health Care 2.1%
Biotechnology 0.3%
Amgen, Inc.*	1,200	58,164
Gilead Sciences, Inc.*	1,600	73,280

		131,444
Health Care Providers & Services 0.6%
Aetna, Inc.	2,145	47,212
Coventry Health Care, Inc.*	1,900	30,229
Express Scripts, Inc.*	1,286	82,265

McKesson Corp.	2,100	77,700
UnitedHealth Group, Inc.	200	4,704
Universal Health Services, Inc. "B"	700	35,280

		277,390
Life Sciences Tools & Services 0.0%
Waters Corp.*	200	8,834
Pharmaceuticals 1.2%
Abbott Laboratories	2,800	117,180
Eli Lilly & Co.	3,740	123,121
Johnson & Johnson	1,543	80,791
Merck & Co., Inc.	1,392	33,742
Pfizer, Inc.	10,603	141,656
Watson Pharmaceuticals, Inc.*	500	15,470

		511,960
Industrials 1.8%
Aerospace & Defense 0.8%
General Dynamics Corp.	1,700	87,839
Lockheed Martin Corp.	1,500	117,795
Northrop Grumman Corp.	2,300	111,205
Raytheon Co.	700	31,661
United Technologies Corp.	600	29,304

		377,804
Air Freight & Logistics 0.1%
United Parcel Service, Inc. "B"	1,000	52,340
Commercial Services & Supplies 0.2%
R.R. Donnelley & Sons Co.	3,300	38,445
The Brink's Co.	1,390	39,407

		77,852
Construction & Engineering 0.1%
Fluor Corp.	800	30,296
Jacobs Engineering Group, Inc.*	200	7,608

		37,904
Machinery 0.3%
AGCO Corp.*	500	12,150
Flowserve Corp.	525	35,647
Oshkosh Corp.	1,200	11,520
Timken Co.	3,600	57,888

		117,205
Professional Services 0.2%
Manpower, Inc.	2,400	103,416
Road & Rail 0.1%
Ryder System, Inc.	1,161	32,148
Information Technology 2.7%
Communications Equipment 0.5%
Cisco Systems, Inc.*	4,800	92,736
QUALCOMM, Inc.	3,500	148,120

		240,856
Computers & Peripherals 0.8%
Apple, Inc.*	974	122,558
International Business Machines Corp.	1,791	184,849
Western Digital Corp.*	1,065	25,049

		332,456

Electronic Equipment, Instruments & Components 0.4%
Arrow Electronics, Inc.*	1,400	31,836
Avnet, Inc.*	3,600	78,804
Jabil Circuit, Inc.	496	4,018
Vishay Intertechnology, Inc.*	9,500	55,765

		170,423
Internet Software & Services 0.2%
Google, Inc. "A"*	62	24,550
Sohu.com, Inc.*	400	20,860
VeriSign, Inc.*	1,600	32,928

		78,338
IT Services 0.2%
Automatic Data Processing, Inc.	900	31,680
Broadridge Financial Solutions, Inc.	3,000	58,050
SAIC, Inc.*	1,100	19,910

		109,640
Software 0.6%
Microsoft Corp.	11,200	226,912
Symantec Corp.*	900	15,525

		242,437
Materials 0.6%
Chemicals 0.5%
Ashland, Inc.	3,300	72,468
CF Industries Holdings, Inc.	1,000	72,050
Dow Chemical Co.	4,200	67,200
Terra Industries, Inc.	391	10,362

		222,080
Metals & Mining 0.1%
Cliffs Natural Resources, Inc.	1,200	27,672
United States Steel Corp.	400	10,620

		38,292
Paper & Forest Products 0.0%
International Paper Co.	1,400	17,724
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	3,431	87,902
Verizon Communications, Inc.	4,713	142,993

		230,895
Wireless Telecommunication Services 0.2%
United States Cellular Corp.*	1,800	61,200
Utilities 0.6%
Electric Utilities 0.3%
American Electric Power Co., Inc.	1,000	26,380
Duke Energy Corp.	2,400	33,144
Edison International	2,058	58,674
FirstEnergy Corp.	200	8,180

		126,378
Gas Utilities 0.0%
UGI Corp.	900	20,646
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	1,200	8,484

Mirant Corp.*	2,100	26,733

		35,217
Multi-Utilities 0.2%
Consolidated Edison, Inc.	800	29,704
Dominion Resources, Inc.	500	15,080
DTE Energy Co.	400	11,828
PG&E Corp.	200	7,424
Sempra Energy	300	13,806

		77,842
Water Utilities 0.0%
American Water Works Co., Inc.	300	5,400

Total Common Stocks (Cost $6,538,503)		6,627,841
	Principal Amount ($)	Value ($)

Government & Agency Obligation 84.2%
US Treasury Obligation
US Treasury STRIPS, 5.244% **, 2/15/2012 (a) (Cost $33,110,099)	38,265,000	36,755,867
	Shares	Value ($)

Securities Lending Collateral 19.2%
Daily Assets Fund Institutional, 0.66% (b) (c) (Cost $8,351,250)	8,351,250	8,351,250
Cash Equivalents 0.6%
Cash Management QP Trust, 0.46% (b) (Cost $271,781)	271,781	271,781
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $48,271,633) †	119.2	52,006,739
Other Assets and Liabilities, Net	(19.2)	(8,372,377)

Net Assets	100.0	43,634,362

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $48,414,921. At April 30, 2009, net unrealized appreciation for all securities based on tax cost was $3,591,818. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,341,129 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $749,311.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2009 amounted to $8,164,769 which is 18.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements," establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 14,979,091
Level 2	37,027,648
Level 3	-
Total	$ 52,006,739

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2012 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	June 19, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        June 19, 2009